Summary of Company's Percentage of Revenue Generated by Saas Product (Details) - Revenue Benchmark [Member] - Product Concentration Risk [Member]	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue, Major Customer [Line Items]
Percentage of Revenue	100.00%	100.00%	100.00%	100.00%
Reach [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue	2.90%	8.10%	2.50%	4.10%
Demio [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue	35.50%	91.90%	33.00%	95.50%
Open Reel [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue	47.60%	0.00%	44.70%	0.00%
Vidello Limited [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue	14.00%	0.00%	19.80%	0.00%
Product and Service, Other [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue	0.00%	0.00%	0.00%	0.40%